Investments in equity method investees - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Investments in equity method investees
Balance as of beginning of period	¥ 207,380		¥ 219,642
Additions	3,605		4,990
Share of results, other comprehensive income and other reserves	2,739		677
Disposals	(1,069)		(1,192)
Distributions	(1,258)		(11,645)
Transfers	32		1,046
Impairment loss	(9,895)		(8,310)
Foreign currency translation adjustments	1,597		2,172
Balance as of end of period	¥ 203,131	$ 28,133	¥ 207,380